Stock-Based Compensation (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercise prices as percentage of the market value on the date of the grant	100.00%
Options exercisable	$ 0	$ 29.67	$ 25.12
Total intrinsic value of options exercised	$ 4,300,000	$ 7,600,000	$ 8,500,000
Total aggregate intrinsic value of both options outstanding and options exercisable	6,500,000
Grant date fair value of options granted	$ 11.40	$ 15.37	$ 15.50
Stock option expense	9,850,000	9,850,000	729,000
Number of anniversaries of grant date upon which restricted stock units vest	3
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average recognition period for unrecognized compensation expense related to unvested restricted stock (years)	4 months 24 days
Unrecognized compensation expense related to unvested restricted stock	500,000
AIP and LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average recognition period for unrecognized compensation expense related to unvested restricted stock (years)	1 year 7 months 6 days
Unrecognized compensation expense related to unvested restricted stock	600,000
Compensation expense	6,600,000	7,400,000	5,200,000
Total fair value of shares vested	6,000,000	7,300,000	10,200,000
Stock Options Granted in 2010, 2011 and 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	3 years
Stock options term, years	10
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average recognition period for unrecognized compensation expense related to unvested restricted stock (years)	1 year 10 months 24 days
Unrecognized compensation expense related to unvested restricted stock	27,400,000
Installments in which restricted stock units vest and are converted to common stock	3
Compensation expense	34,200,000	31,600,000	37,000,000
Total fair value of shares vested	$ 33,100,000	$ 29,300,000	$ 30,400,000
LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Portion of restricted stock award vesting on anniversary	0.333
AIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of annual incentive award payment participant can elect to defer.	50.00%
Additional common stock units for election of deferred annual incentive award, percentage	25.00%